Condensed Consolidating Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING REVENUE
Oil, Natural Gas and NGL Sales									$ 134,574	$ 111,879	$ 67,224
Field Services Revenue									13,403	2,518	1,366
Other Revenue									162	209	173
TOTAL OPERATING REVENUE	45,119	38,929	30,257	33,834	31,681	30,755	29,023	23,147	148,139	114,606	68,763
OPERATING EXPENSES
Production and Lease Operating Expense									47,638	33,116	24,656
General and Administrative Expense									23,345	23,636	17,141
(Gain) Loss on Disposal of Asset									58	502	(16,395)
Impairment Expense									20,585	14,631	8,863
Exploration Expense									4,782	2,507	2,578
Depreciation, Depletion, Amortization and Accretion									45,437	27,856	21,568
Field Services Operating Expense									8,240	1,750	1,188
Other Operating Expense									1,136	819	153
TOTAL OPERATING EXPENSES	46,157	40,671	(25,936)	30,006	30,532	18,089	21,226	26,680	151,221	104,817	59,752
INCOME (LOSS) FROM OPERATIONS									(3,082)	9,789	9,011
OTHER INCOME (EXPENSE)
Interest Expense									(6,443)	(2,514)	(1,240)
Gain on Derivatives, Net									10,687	18,916	6,055
Other Income (Expense)									98,549	79	(321)
Income (Loss) from Equity Method Investments									(3,921)	81	(200)
Income (Loss) From Equity in Consolidated Subsidiaries									0	0	0
TOTAL OTHER INCOME									98,872	16,562	4,294
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAX									95,790	26,351	13,305
Income Tax Expense									(38,549)	(8,270)	(5,500)
INCOME FROM CONTINUING OPERATIONS	(1,038)	(1,742)	56,193	3,828	1,149	12,666	7,797	(3,533)	57,241	18,081	7,805
Loss From Discontinued Operations, Net of Income Taxes	(2,280)	(258)	(3,050)	(5,355)	(4,263)	(20,812)	(4,313)	(4,069)	(10,943)	(33,457)	(2,022)
Net Income (Loss)	(3,318)	(2,000)	53,143	(1,527)	(3,114)	(8,146)	3,484	(7,602)	46,298	(15,376)	5,783
Net Income (Loss) Attributable to Noncontrolling Interests	303	193	222	101	7	44	44	(102)	819	(7)	(253)
Net Income (Loss) Attributable to Rex Energy	(3,621)	(2,193)	52,921	(1,628)	(3,121)	(8,190)	3,440	(7,500)	45,479	(15,369)	6,036
Guarantor Subsidiaries
OPERATING REVENUE
Oil, Natural Gas and NGL Sales									134,574	111,879	67,224
Field Services Revenue									0	0	0
Other Revenue									218	209	173
TOTAL OPERATING REVENUE									134,792	112,088	67,397
OPERATING EXPENSES
Production and Lease Operating Expense									47,618	33,106	24,764
General and Administrative Expense									19,283	21,424	15,819
(Gain) Loss on Disposal of Asset									50	353	(16,395)
Impairment Expense									20,505	14,316	8,424
Exploration Expense									4,782	2,507	2,578
Depreciation, Depletion, Amortization and Accretion									44,993	27,672	21,265
Field Services Operating Expense									0	0	0
Other Operating Expense									1,136	819	(42)
TOTAL OPERATING EXPENSES									138,367	100,197	56,413
INCOME (LOSS) FROM OPERATIONS									(3,575)	11,891	10,984
OTHER INCOME (EXPENSE)
Interest Expense									(55)	(107)	(181)
Gain on Derivatives, Net									10,687	18,916	6,055
Other Income (Expense)									99,575	13	(233)
Income (Loss) from Equity Method Investments									(3,921)	81	(200)
Income (Loss) From Equity in Consolidated Subsidiaries									(68)	(53)	(115)
TOTAL OTHER INCOME									106,218	18,850	5,326
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAX									102,643	30,741	16,310
Income Tax Expense									(41,772)	(9,927)	(6,791)
INCOME FROM CONTINUING OPERATIONS									60,871	20,814	9,519
Loss From Discontinued Operations, Net of Income Taxes									0	0	0
Net Income (Loss)									60,871	20,814	9,519
Net Income (Loss) Attributable to Noncontrolling Interests									0	0	0
Net Income (Loss) Attributable to Rex Energy									60,871	20,814	9,519
Non-Guarantor Subsidiaries
OPERATING REVENUE
Oil, Natural Gas and NGL Sales									0	0	0
Field Services Revenue									15,637	3,546	1,718
Other Revenue									0	0	116
TOTAL OPERATING REVENUE									15,637	3,546	1,834
OPERATING EXPENSES
Production and Lease Operating Expense									20	10	10
General and Administrative Expense									1,007	586	461
(Gain) Loss on Disposal of Asset									8	149	0
Impairment Expense									80	315	439
Exploration Expense									0	0	0
Depreciation, Depletion, Amortization and Accretion									527	231	323
Field Services Operating Expense									9,859	2,470	1,188
Other Operating Expense									0	0	195
TOTAL OPERATING EXPENSES									11,501	3,761	2,616
INCOME (LOSS) FROM OPERATIONS									4,136	(215)	(782)
OTHER INCOME (EXPENSE)
Interest Expense									(26)	(2)	12
Gain on Derivatives, Net									0	0	0
Other Income (Expense)									0	101	0
Income (Loss) from Equity Method Investments									0	0	0
Income (Loss) From Equity in Consolidated Subsidiaries									68	53	115
TOTAL OTHER INCOME									42	152	127
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAX									4,178	(63)	(655)
Income Tax Expense									(1,336)	33	210
INCOME FROM CONTINUING OPERATIONS									2,842	(30)	(445)
Loss From Discontinued Operations, Net of Income Taxes									(10,943)	(33,457)	(2,022)
Net Income (Loss)									(8,101)	(33,487)	(2,467)
Net Income (Loss) Attributable to Noncontrolling Interests									819	(7)	(253)
Net Income (Loss) Attributable to Rex Energy									(8,920)	(33,480)	(2,214)
Rex Energy Corporation (Note Issuer)
OPERATING REVENUE
Oil, Natural Gas and NGL Sales									0	0	0
Field Services Revenue									0	0	0
Other Revenue									0	0	0
TOTAL OPERATING REVENUE									0	0	0
OPERATING EXPENSES
Production and Lease Operating Expense									0	0	0
General and Administrative Expense									3,159	1,662	949
(Gain) Loss on Disposal of Asset									0	0	0
Impairment Expense									0	0	0
Exploration Expense									0	0	0
Depreciation, Depletion, Amortization and Accretion									0	0	0
Field Services Operating Expense									0	0	0
Other Operating Expense									0	0	0
TOTAL OPERATING EXPENSES									3,159	1,662	949
INCOME (LOSS) FROM OPERATIONS									(3,159)	(1,662)	(949)
OTHER INCOME (EXPENSE)
Interest Expense									(6,362)	(2,405)	(1,071)
Gain on Derivatives, Net									0	0	0
Other Income (Expense)									(922)	0	0
Income (Loss) from Equity Method Investments									0	0	0
Income (Loss) From Equity in Consolidated Subsidiaries									51,363	(12,925)	6,976
TOTAL OTHER INCOME									44,079	(15,330)	5,905
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAX									40,920	(16,992)	4,956
Income Tax Expense									4,559	1,624	1,081
INCOME FROM CONTINUING OPERATIONS									45,479	(15,368)	6,037
Loss From Discontinued Operations, Net of Income Taxes									0	0	0
Net Income (Loss)									45,479	(15,368)	6,037
Net Income (Loss) Attributable to Noncontrolling Interests									0	0	0
Net Income (Loss) Attributable to Rex Energy									45,479	(15,368)	6,037
Eliminations
OPERATING REVENUE
Oil, Natural Gas and NGL Sales									0	0	0
Field Services Revenue									(2,234)	(1,028)	(352)
Other Revenue									(56)	0	(116)
TOTAL OPERATING REVENUE									(2,290)	(1,028)	(468)
OPERATING EXPENSES
Production and Lease Operating Expense									0	0	(118)
General and Administrative Expense									(104)	(36)	(88)
(Gain) Loss on Disposal of Asset									0	0	0
Impairment Expense									0	0	0
Exploration Expense									0	0	0
Depreciation, Depletion, Amortization and Accretion									(83)	(47)	(20)
Field Services Operating Expense									(1,619)	(720)	0
Other Operating Expense									0	0	0
TOTAL OPERATING EXPENSES									(1,806)	(803)	(226)
INCOME (LOSS) FROM OPERATIONS									(484)	(225)	(242)
OTHER INCOME (EXPENSE)
Interest Expense									0	0	0
Gain on Derivatives, Net									0	0	0
Other Income (Expense)									(104)	(35)	(88)
Income (Loss) from Equity Method Investments									0	0	0
Income (Loss) From Equity in Consolidated Subsidiaries									(51,363)	12,925	(6,976)
TOTAL OTHER INCOME									(51,467)	12,890	(7,064)
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAX									(51,951)	12,665	(7,306)
Income Tax Expense									0	0	0
INCOME FROM CONTINUING OPERATIONS									(51,951)	12,665	(7,306)
Loss From Discontinued Operations, Net of Income Taxes									0	0	0
Net Income (Loss)									(51,951)	12,665	(7,306)
Net Income (Loss) Attributable to Noncontrolling Interests									0	0	0
Net Income (Loss) Attributable to Rex Energy									$ (51,951)	$ 12,665	$ (7,306)